MAINLAND CHINA CONTRIBUTION PLAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Continuing Operations [Member]
MAINLAND CHINA CONTRIBUTION PLAN [Line Items]
Contribution to employee benefit	$ 1,548	$ 2,629	$ 1,970
Discontinued Operations [Member]
MAINLAND CHINA CONTRIBUTION PLAN [Line Items]
Contribution to employee benefit	$ 3,425	$ 2,855	$ 3,793